Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEO (4)	Average Compensation Actually Paid to Non- PEO NEO (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (6)	Net Income (Loss) (in thousands) (7)
2025	$2,530,388	$2,262,334	$64,167	$64,167	$15.76	$(41,512)
2024	$570,577	$650,577	$409,462	$649,462	$186.91	$13,632

Named Executive Officers, Footnote [Text Block]

(1)	We are a smaller reporting company, with a December 31 fiscal year. We no longer qualify as an “emerging growth company.” We first included the pay versus performance disclosure in the proxy statement that we filed with the SEC for our 2024 annual meeting of stockholders.

(2)	Our PEO for the fiscal year ending December 31, 2024, was Mr. Ajjarapu. Our PEOs for the fiscal year ending December 31, 2025, were Mr. Ajjarapu, Dr. Hariharan, and Dr. Mani. The amounts reported are from the Summary Compensation Table (“SCT”) above.

(3)	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the PEO is set forth below:

PEO Total Compensation Amount		$ 2,530,338	$ 570,577
PEO Actually Paid Compensation Amount	[1],[2]	$ 2,262,334	650,577
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year	2025	2024
PEO SCT Total	$2,530,338	$570,577
(-) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,864,004)	$(25,500)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$306,000	$—
(+) Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$1,290,000	$25,500
(+) Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards	$—	$80,000
Compensation Actually Paid to PEO	$2,262,334	$650,577
Fiscal Year	2025	2024
Non-PEO NEO SCT Total	$64,167	$409,462
(-) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(22,500)	$(76,500)
(+) Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$22,500	$76,500
(+) Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards	$—	$240,000
Compensation Actually Paid to Non-PEO NEO	$64,167	$649,462

Non-PEO NEO Average Total Compensation Amount	[2],[3]	$ 64,167	409,462
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[4]	64,167	649,462
Total Shareholder Return Amount	[2],[5]	15.76	186.91
Net Income (Loss) Attributable to Parent	[2],[6]	$ (41,512,000)	$ 13,632,000
PEO Name		Mr. Ajjarapu, Dr. Hariharan, and Dr. Mani.	Mr. Ajjarapu
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[2],[7]	$ 2,530,388	$ 570,577
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,864,004)	(25,500)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		306,000
PEO [Member] | Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,290,000	25,500
PEO [Member] | Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			80,000
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,500)	(76,500)
Non-PEO NEO [Member] | Fair Value at Vesting Date of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		22,500	76,500
Non-PEO NEO [Member] | Dividends or Other Earnings Paid During Fiscal Year Prior to Vesting Date of Option Awards and Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 240,000

[1]	To calculate compensation actually paid, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the PEO is set forth below:
[2]	We are a smaller reporting company, with a December 31 fiscal year. We no longer qualify as an “emerging growth company.” We first included the pay versus performance disclosure in the proxy statement that we filed with the SEC for our 2024 annual meeting of stockholders.
[3]	Our NEO, excluding our PEO, for the fiscal year ending December 31, 2024 was Mr. Patel. Our NEOs, excluding our PEOs, for the fiscal year ending December 31, 2025, were Mr. Patel and Mr. Sherb.
[4]	To calculate CAP, adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for the non-NEO PEO is set forth below:
[5]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) reflected in this column assumes $100 was invested in our common stock as of December 31, 2023. Historic stock price performance is not necessarily indicative of future stock price performance.
[6]	The amounts reflected in this column represent the net income (loss) reflected in our audited financial statements for each applicable fiscal year.
[7]	Our PEO for the fiscal year ending December 31, 2024, was Mr. Ajjarapu. Our PEOs for the fiscal year ending December 31, 2025, were Mr. Ajjarapu, Dr. Hariharan, and Dr. Mani. The amounts reported are from the Summary Compensation Table (“SCT”) above.